Consolidated Statements of Cash Flows (Parentheticals)	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
18% Convertible Promissory Notes [Member]
18% Convertible Promissory Notes	18.00%	18.00%	18.00%
Convertible Promissory Notes Rate	18.00%	18.00%	18.00%
18% Convertible Promissory Notes	18.00%		18.00%
Convertible Promissory Notes Rate	18.00%		18.00%